Financial Instruments - Summarizes Company's Financial Assets and Liabilities Measured at Fair Value (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments asset	$ 955	$ 4,615
Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments asset	22	375
Derivative financial instruments liability	26
Trust assets of labor obligations	1,801	1,012
Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments asset	1,183	4,977
Derivative financial instruments liability	$ 4,468	$ 5,680